ORGANIZATION AND DESCRIPTION OF BUSINESS (Schedule of Variable Interest Entities) (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Consolidated VIE [Member] CNY	Dec. 31, 2012 Consolidated VIE [Member] CNY	Dec. 31, 2011 Consolidated VIE [Member] CNY	Dec. 31, 2013 Consolidated VIE [Member] USD ($)
Variable Interest Entity [Line Items]
Current assets	$ 381,035,257	2,306,673,132	2,195,560,033		254,437,296	199,203,364		$ 42,030,047
Non-current assets	53,191,157	322,003,308	275,072,592		136,944,224	82,265,309		22,621,574
Total assets	434,226,414	2,628,676,440	2,470,632,625		391,381,520	281,468,673		64,651,621
Current liabilities	108,283,109	655,513,456	432,672,772		186,305,937	151,614,207		30,775,548
Total non-current liabilities	343,377	2,078,698	1,085,590		2,078,698	85,590		343,377
Total liabilities	108,626,486	657,592,154	433,758,362		188,384,635	151,699,797		31,118,925
Total net assets					202,996,885	129,768,876		33,532,696
Net revenues	178,260,654	1,079,136,520	797,209,003	624,998,914	228,269,599	205,647,992	165,990,943
Net income	$ (27,707,034)	(167,730,074)	471,278	39,270,319	14,383,536	8,165,122	28,701,457